Summary of Significant Accounting Policies (Details)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 09, 2021 USD ($)	Sep. 12, 2020 USD ($) shares	Nov. 30, 2021	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) countries shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 08, 2020 shares
Change in estimate of breakage revenue				$ 36,000,000
Number of reportable segments | segment | countries								1
Bad debt expense						$ 31,000,000		$ 16,000,000
Direct write-offs of uncollectible accounts								5,000,000
Allowance for doubtful accounts				39,000,000		39,000,000		13,000,000	$ 2,000,000
Goodwill, impairment loss								0	$ 0	$ 0
Operating lease impairment charge						1,000,000	$ 11,000,000	$ 11,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate								0.00%	0.00%	0.00%
Share-based Payment Arrangement, Expense				$ 122,000,000	$ 3,000,000	$ 357,000,000	$ 11,000,000	$ 322,000,000	$ 18,000,000	$ 24,000,000
Advertising Expense								$ 698,000,000	$ 446,000,000	$ 81,000,000
Temporary Equity, Shares Outstanding | shares								0	230,667,000
Other Assets [Member] | IPO [Member]
Deferred Offering Costs									$ 5,000,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk, Percentage								20.00%	26.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk, Percentage								14.00%	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk, Percentage								10.00%
Stock options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								4 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years					4 years
Share-based Payment Arrangement, Expense	$ 279,000,000	$ 279,000,000
International
Long-lived assets								$ 21,000,000
Minimum [Member]
Contract With Customer Revenue Recognition Period								1 month
Lessee, Operating Lease, Term of Contract								1 year
Lessee Operating Lease Sublease Term Of Contract								4 years
Maximum [Member]
Contract With Customer Revenue Recognition Period								1 year
Lessee, Operating Lease, Term of Contract								15 days
Lessee Operating Lease Sublease Term Of Contract								5 years
Common Class A [Member]
Common Stock, Shares, Outstanding | shares				310,964,000		310,964,000		287,190,000	43,937,000
Common Stock, Shares, Issued | shares				310,964,000		310,964,000		287,190,000	43,937,000
Convertible Preferred Stock, Shares Issued upon Conversion | shares		239,000,000
Common Class B [Member]
Common Stock, Shares, Outstanding | shares				31,459,000		31,459,000		31,313,000	0
Common Stock, Shares, Issued | shares				31,459,000		31,459,000		31,313,000	0		0
Common Class C [Member]
Common Stock, Shares, Outstanding | shares				0		0		0	0
Common Stock, Shares, Issued | shares				0		0		0	0
Nonredeemable Convertible Preferred Stock [Member]
Temporary Equity, Shares Outstanding | shares								0